Variable Interest Entities (VIEs) (Tables)	6 Months Ended
Jun. 30, 2019
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of assets and liabilities in the financial statements of the VIEs
The combined assets and liabilities in the financial statements of the VIEs as at June 30, 2019 (Successor) and as at December 31, 2018 (Successor) are as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Cash and cash equivalents	9	2
Investment in finance lease	990	1,024
Amount due from related parties	3	—
Total assets of the VIEs	1,002	1,026

Short-term interest bearing debt (1)	48	33
Long-term interest bearing debt (1)	573	593
Other liabilities	2	2
Short-term amounts due to related parties	4	31
Long-term debt due to related parties (2)	232	222
Total liabilities of the VIEs	859	881
Equity of the VIEs	143	145
Book value of units in the Company's consolidated financial statements	805	823

(1)
Total interest bearing debt comprises principal outstanding of $645 million offset by $24 million debt discount (December 31, 2018: $655 million principal outstanding offset by $29 million debt discount).

(2)
We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis as shown in the table below:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Debt principal outstanding	314	314
Debt discount	(82)	(88)
Trading asset positions held against long-term loan	—	(4)
Long-term loan due to related parties	232	222